EXPLANATORY NOTE

These materials provide, in interactive data format using the eXtensible Business Reporting Language, information included in a supplement dated October 1, 2012 and electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“1933 Act”) (SEC Accession No. 0001104659-12-066731) to the definitive version of the Registrant’s prospectus regarding the New Covenant Balanced Growth and New Covenant Balanced Income Funds, dated October 28, 2011, as supplemented April 23, 2012, and electronically filed with the SEC pursuant to Rule 485(b) under the 1933 Act on October 28, 2011 (SEC Accession No. 0000894189-11-004837).